Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt
Schedule of debt

	Balance
	as of	Activities				Balance at June 30, 2018
	December	Drawdowns /		Other	Balance as of	Consists of:
In thousands of U.S. dollars	31, 2017	Additions	Repayments	activity(1)	June 30, 2018	Current	Non-Current
K-Sure Credit Facility	$239,919	$—	$(87,574)	$—	$152,345	17,862	134,483
KEXIM Credit Facility	332,950	—	(16,825)	—	316,125	33,650	282,475
Credit Suisse Credit Facility	53,488	—	—	—	53,488	3,890	49,598
ABN AMRO Credit Facility	113,312	—	(4,444)	—	108,868	8,887	99,981
ING Credit Facility	109,844	—	—	—	109,844	7,847	101,997
BNPP Credit Facility	42,550	—	(1,725)	—	40,825	3,450	37,375
Scotiabank Credit Facility	28,860	—	—	—	28,860	28,860	—
NIBC Credit Facility	34,712	—	(1,021)	—	33,691	3,443	30,248
2016 Credit Facility	195,979	—	(10,522)	—	185,457	19,042	166,415
2017 Credit Facility	141,814	21,450	(6,207)	—	157,057	13,265	143,792
HSH Credit Facility	15,416	—	(796)	—	14,620	1,540	13,080
DVB 2017 Credit Facility	78,440	—	(2,960)	—	75,480	5,920	69,560
Credit Agricole Credit Facility	103,914	—	(4,283)	437	100,068	7,724	92,344
ABN AMRO/K-Sure Credit Facility	49,908	—	(1,925)	391	48,374	3,091	45,283
Citi/K-Sure Credit Facility	104,052	—	(4,208)	996	100,840	6,483	94,357
ABN AMRO/SEB Credit Facility	—	120,575	—	—	120,575	11,500	109,075
Ocean Yield Sale and Leaseback	169,016	—	(5,125)	102	163,993	10,388	153,605
CMBFL Sale and Leaseback	65,915	—	(2,454)	97	63,558	4,721	58,837
BCFL Sale and Leaseback (LR2s)	104,187	—	(3,665)	302	100,824	6,803	94,021
CSSC Sale and Leaseback	269,965	—	(8,654)	(416)	260,895	18,119	242,776
BCFL Sale and Leaseback (MRs)	109,232	—	(5,102)	—	104,130	10,707	93,423
Unsecured Senior Notes Due 2020	53,750	—	—	—	53,750	—	53,750
Unsecured Senior Notes Due 2019	57,500	—	—	—	57,500	57,500	—
Convertible Notes due 2019	328,717	—	(180,376)	5,515	153,856	—	153,856
Convertible Notes due 2022	—	154,329	—	920	155,249	—	155,249
	2,803,440	296,354	(347,866)	8,344	2,760,272	284,692	2,475,580
Less: deferred financing fees	(36,247)	(3,433)	—	13,226	(26,454)	(3,327)	(23,127)
Total	$2,767,193	$292,921	$(347,866)	$21,570	$2,733,818	$281,365	$2,452,453
(1)

Relates to (i) non-cash accretion or amortization of indebtedness assumed as part of the Merger with NPTI, which were recorded at fair value on the closing dates, (ii) accretion of our Convertible Notes due 2019 and Convertible Notes due 2022 (defined below) and (iii) amortization and write-offs of deferred financing fees.

Convertible Notes due 2019
Debt
Summary of dividend effect on conversion rate of Convertible Notes

		Share Adjusted
Record Date	Dividends per Share	Conversion Rate (1)
March 12, 2018	$0.01	99.2056
June 6, 2018	0.01	99.5277
(1)	Per $1,000 principal amount of the Convertible Notes.

Convertible Notes due 2022
Debt
Summary of dividend effect on conversion rate of Convertible Notes

		Share Adjusted
Record Date	Dividends per Share	Conversion Rate (1)
June 6, 2018	0.01	250.8117
(1)	Per $1,000 principal amount of the Convertible Notes.